<SEQUENCE>1
<FILENAME>compliance13f_06302011.txt

<PERIOD>	12/31/2011
</FILER>
<SROS>	None
<DOCUMENT-COUNT>                 1

<SUBMISSION-CONTACT>
Christopher E. Gildea
302-478-4300
</SUBMISSION-CONTACT>

                               Form 13F Holdings Report
                                    UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549
				      FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011

Check here if Amendment 		[   ];  Amendment Number :

This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    	Merit Investment Management
Address: 	1 Righter Parkway; Suite 120
Wilmington, 	DE	19803

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name: 	Christopher E. Gildea
Title: 	Managing Member
Phone:	302-478-4300

Signature,Place, and Date Of Signing:

Christopher E. Gildea, Wilmington DE, February 13, 2011

Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	        FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total: $55,536 (x1000)

List of Other Managers: NONE

      NAME OF      		TITLE OF         	Value 	Shares/Prn           	Invstm  Other  	 Sole
      ISSUER        		CLASS    CUSIP  	x$1000   Amt Sh/Prn	Put/Ca	Dscret Managers	Voting

Altria Group Inc		COM	022095103	494	17367	SH		SOLE		17367
American Capital Agency	Corp	COM	02503X105	7989	282909	SH		SOLE		282909
Annaly Capital Management Inc	COM	035710409	15376	957089	SH		SOLE		957089
AT&T Inc			COM	00206R102	8754	286533	SH		SOLE		286533
Centurylink Inc			COM	156700106	462	12404	SH		SOLE		12404
CYS Investments Inc		COM	12673A108	519	39277	SH		SOLE		39277
Enerplus Corp			COM	292766102	2979	112325	SH		SOLE		112325
Inergy LP			COM	456615103	2306	94488	SH		SOLE		94488
Linn Energy Corp		COM	536020100	119	3122	SH		SOLE		3122
Penn Virginia Resource Ptnrs LP	COM	707884102	366	14091	SH		SOLE		14091
General Mills Inc		COM	370334104	499	12309	SH		SOLE		12309
Windstream Corp			COM	97381W104	1792	152275	SH		SOLE		152275
Enbridge Energy Partners LP	COM	29250R106	550	16589	SH		SOLE		16589
ConAgra Foods Inc		COM	205887102	502	19026	SH		SOLE		19026
Entergy Corp			COM	29364G103	491	6794	SH		SOLE		6794
HJ Heinz Co			COM	423074103	514	9571	SH		SOLE		9571
Microsoft Corp			COM	594918104	520	19260	SH		SOLE		19260
Northwestern Corp		COM	668074305	532	14819	SH		SOLE		14819
PG&E Corp			COM	69331C108	539	13170	SH		SOLE		13170
Merck & Co Inc			COM	58933Y105	539	14137	SH		SOLE		14137
Phillip Morris International In	COM	718172109	521	6673	SH		SOLE		6673
Plains All American Pipeline LP	COM	726503105	565	7686	SH		SOLE		7686
Cott Corp			COM	22163N106	666	104984	SH		SOLE		104984
CVS Caremark Corp		COM	126650100	1509	36585	SH		SOLE		36585
CSX Corp			COM	126408103	1607	72736	SH		SOLE		72736
Apple Inc			COM	037833100	1519	3700	SH		SOLE		3700
Enterprise Product Partners LP	COM	293792107	765	16275	SH		SOLE		16275
JM Smuckers Corp		COM	832696405	986	12763	SH		SOLE		12763
MarkWest Energy Partners LP	COM	570759100	753	13787	SH		SOLE		13787
Midas Inc			COM	595626102	374	42692	SH		SOLE		42692
Pep Boys MM&J Corp		COM	713278109	430	39597	SH		SOLE		39597














